TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

7 – TRADE AND OTHER RECEIVABLES

The composition of trade and other receivables is as follows:

	Balance
	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	151,017,754	150,509,528	40,432	—
Other debtors	41,688,151	39,620,246	32,219	466,007
Other accounts receivable	1,315,348	947,814	1,211	57,762
Total	194,021,253	191,077,588	73,862	523,769

	Balance
	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	154,591,684	153,654,549	40,432	—
Other debtors	44,691,925	42,719,679	32,219	466,007
Other accounts receivable	1,533,307	1,196,347	1,211	57,762
Total	200,816,916	197,570,575	73,862	523,769

The stratification of the portfolio is as follows:

	Balance
Current trade debtors without impairment impact	12.31.2020	12.31.2019
	ThCh$	ThCh$
Less than one month	147,177,119	148,150,717
Between one and three months	2,230,594	1,872,144
Between three and six months	1,708,015	838,277
Between six and eight months	509,855	482,596
Older than eight months	3,006,533	2,310,815
Total	154,632,116	153,654,549

The Company has approximately 283,500 clients, which may have balances in the different sections of the stratification. The number of clients is distributed geographically with 66,100 in Chile, 89,900 in Brazil, 69,600 in Argentina and 58,000 in Paraguay.

The movement in the allowance for expected credit losses is presented below:

	12.31.2020	12.31.2019
	ThCh$	ThCh$
Opening balance	6,492,987	6,298,208
Increase (decrease)	2,321,958	1,762,246
Provision reversal	(1,595,521)	(1,184,953)
Increases (decrease) for changes of foreign currency	(423,761)	(382,514)
Sub – total movements	302,676	194,779
Ending balance	6,795,663	6,492,987